NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES - Schedule of Accounts receivable, net (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Accounts receivable related parties	$ 1,839,044	$ 1,469,686
Less: Allowance for doubtful accounts	(91,952)	(73,484)
Accounts receivable, net	$ 1,747,092	$ 1,396,202